Summary of Business and Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation—The accompanying unaudited condensed consolidated financial statements include the accounts of SelectQuote, Inc., and its wholly owned subsidiaries: SelectQuote Insurance Services, SelectQuote Auto & Home Insurance Services, LLC (“SQAH”), ChoiceMark Insurance Services, Inc., Tiburon Insurance Services, and InsideResponse, LLC ("InsideResponse"). The condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and reflect all normal recurring adjustments that are necessary to present fairly the results for the interim periods presented. All intercompany accounts and transactions have been eliminated in consolidation. Certain information and disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted in accordance with those rules and regulations and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. The unaudited condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements in our Annual Report on Form 10-K for the year ended June 30, 2020, and include all adjustments necessary for the fair presentation of our financial position for the periods presented, the results of which are not necessarily indicative of the results to be expected for any subsequent period, including for the year ending June 30, 2021, and therefore should not be relied upon as an indicator of future results. The accompanying unaudited condensed consolidated financial statements and related notes should be read in conjunction with the audited consolidated financial statements for the year ended June 30, 2020. Results of operations were not materially impacted by the Covid-19 pandemic, but the Company is continuously assessing the evolving situation related to the pandemic.Basis of Presentation—The accompanying consolidated financial statements include the accounts of SelectQuote, Inc., and its wholly owned subsidiaries: SelectQuote Insurance Services, SelectQuote Auto & Home Insurance Services, LLC (“SQAH”), ChoiceMark Insurance Services, Inc., Tiburon Insurance Services, InsideResponse, LLC, and GenMark, LLC. All intercompany accounts and transactions have been eliminated in consolidation. The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all adjustments necessary for the fair presentation of our financial position as of June 30, 2020. Certain reclassifications have been made to prior periods to conform with current year. Results from operations related to entities acquired during the periods covered by the consolidated financial statements are reflected from the effective date of acquisition. Results of operations were not materially impacted by the Covid-19 pandemic, but the Company is continuously assessing the evolving situation related to the pandemic.
Use of Estimates	Use of Estimates—The preparation of condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual amounts could differ from those estimates. The most significant items involving management’s estimates include estimates of revenue recognition, commissions receivable, valuation of intangible assets and goodwill, share-based compensation expense, and the provision for income taxes. The impact of changes in estimates is recorded in the period in which they become known.Use of Estimates—The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, and liabilities and disclosure of contingent assets and liabilities. The Company regularly assesses these estimates; however, actual amounts could differ from those estimates. The most significant items involving management’s estimates include estimates of revenue recognition, commissions receivable, valuation of intangible assets and goodwill, share-based compensation expense and the provision for income taxes. The impact of changes in estimates is recorded in the period in which they become known.
Adoption of New Accounting Pronouncements and Recent Accounting Pronouncements Not Yet Adopted
Adoption of New Accounting Pronouncements—In February 2016, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2016-02, Leases (Topic 842), which has been clarified and amended by various subsequent updates. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the condensed consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. In accordance with the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases are recognized on the condensed consolidated balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous guidance. The new guidance requires certain expanded qualitative disclosures and specific quantitative disclosures in order to provide users of financial statements enough information to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an entity’s leasing activities.
Although the effective date of this ASU has been deferred for emerging growth companies until annual periods beginning after December 15, 2021, the Company has early adopted the new guidance and related amendments on July 1, 2020, and has elected the transition package of practical expedients permitted under the transition guidance, which allowed the carry forward of historical assessments of whether a contract contains a lease, lease classification and initial direct costs. The new guidance and related amendments have been applied on a modified retrospective basis using the optional transition method with an application date of July 1, 2020.
As a result of adopting this standard, on July 1, 2020, the Company recorded lease liabilities of $41.3 million and right-of-use assets of $29.7 million, which includes reclassifications of existing assets and liabilities primarily related to deferred rent. The adoption of this new standard did not have a material impact on the Company’s condensed consolidated statement of comprehensive income or the condensed consolidated statement of cash flows. The Company has included expanded disclosures on the condensed consolidated balance sheets and in Note 7 to the condensed consolidated financial statements.
In January 2017, the FASB issued ASU No. 2017-04, “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” This ASU amends the subsequent measurement of goodwill whereby Step 2 from the goodwill impairment test is eliminated. As a result, an entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit's fair value. The standard was adopted and applied prospectively by the Company as of July 1, 2020, but it did not have an impact on the Company's condensed consolidated financial statements and disclosures.
Recent Accounting Pronouncements Not Yet Adopted—In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which amends the guidance for accounting for assets that are potentially subject to credit risk. The amendment affects contract assets, loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. As an emerging growth company, the standard is effective for the Company beginning in fiscal years starting after December 15, 2022, and interim periods within those fiscal years; however, early adoption is permitted. The Company is currently evaluating the impact to its condensed consolidated financial statements and related disclosures but does not expect this ASU to have a material impact.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies and changes the accounting for certain income tax transactions, among other minor improvements. This standard becomes effective for the Company on July 1, 2022, and for interim periods beginning July 1, 2023, with early adoption permitted. The Company is currently evaluating the impact to its condensed consolidated financial statements and related disclosures but does not expect this ASU to have a material impact.
Recent Accounting Pronouncements Not Yet Adopted—In February 2016, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update ("ASU") 2016-02, Leases (Topic 842), which has been clarified and amended by various subsequent updates. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. Under the guidance of Topic 842, leases are classified as finance or operating leases, and both types of leases will be recognized on the consolidated balance sheet. The accounting applied by a lessor is largely unchanged from that applied under previous guidance. The new guidance requires certain expanded qualitative disclosures and specific quantitative disclosures in order to provide users of financial statements enough information to supplement the amounts recorded in the financial statements so that users can understand more about the nature of an entity’s leasing activities.
Although the effective date of this ASU has been deferred for emerging growth companies until annual periods beginning after December 15, 2021, the Company has elected to early adopt the new guidance and related amendments on July 1, 2020, and has elected various practical expedients permitted under the transition guidance. The new guidance and related amendments will be applied on a modified retrospective basis using the optional transition method with an application date of July 1, 2020. The Company has made an accounting policy election to keep leases with terms of twelve months or less that do not include purchase options that the Company is reasonably certain to exercise off of the consolidated balance sheet, which will result in recognizing those lease payments on a straight-line basis over the lease term.
As a result of adopting this standard, the Company estimates it will record lease liabilities of approximately $41.3 million and right-of-use assets of approximately $29.7 million, which includes reclassifications of existing assets and liabilities primarily related to deferred rent. The adoption of this new standard is not expected to have a material impact on the Company’s consolidated statement of comprehensive income or the consolidated statement of cash flows.
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), which amends the guidance for accounting for assets that are potentially subject to credit risk. The amendments affect contract assets, loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. As an emerging growth company, this standard may be adopted by the Company effective in fiscal years beginning after December 15, 2022, and interim periods within those fiscal years; however, early adoption is permitted. The Company is currently evaluating the impact to its consolidated financial statements and related disclosures but does not expect this ASU to have a material impact on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies and changes the accounting for certain income tax transactions, among other minor improvements. This standard becomes effective for the Company on July 1, 2022 and for interim periods beginning July 1, 2023, with early adoption permitted. The Company is currently evaluating the impact to its consolidated financial statements and related disclosures.
In March of 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying generally accepted accounting principles to certain contract modifications and hedging relationships that reference London Inter-bank Offered Rate (LIBOR) or another reference rate expected to be discontinued. The guidance is effective upon issuance and generally can be applied through December 31, 2022. The implementation of Topic 848 did not have a material impact to our consolidated financial statements and related disclosures.